Offerings	Sep. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, one redeemable warrant and one right to receive one-seventh (1/7) of one Class A ordinary share
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 86,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,911.13
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes 1,125,000 units, consisting of 1,125,000 Class A ordinary shares, 1,125,000 redeemable warrants and 1,125,000 rights, which may be issued upon exercise of the underwriters' 45-day option to purchase additional units to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the units
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 99,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,697.79
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Represents the Class A ordinary shares issuable upon exercise of the redeemable warrants included as part of the units, at an exercise price of $11.50 per share, including up to 1,125,000 Class A ordinary shares issuable upon exercise of the redeemable warrants included in the units that may be issued upon exercise of the underwriters' over-allotment option.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	1,232,143
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 12,321,430.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,701.59
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Represents the Class A ordinary shares issuable upon exchange of the rights included as part of the units upon the consummation of the registrant's initial business combination, at the rate of one-seventh (1/7) of one Class A ordinary share per right, including up to 160,714 Class A ordinary shares issuable upon exchange of the rights included in the units that may be issued upon exercise of the underwriters' over-allotment option. No fractional shares will be issued upon exchange of the rights.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable to Maxim Group LLC and/or its designees (representative shares)
Amount Registered | shares	345,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 3,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 476.44
Offering Note	Represents Class A ordinary shares to be issued to Maxim Group LLC and/or its designees at the closing of the offering as underwriting compensation, equal to 4% of the number of units sold in the offering, including up to 45,000 Class A ordinary shares issuable if the underwriters' over-allotment option is exercised in full.